Statement - Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash	$ 328	$ 1,015
Inventory	3,104	3,145
Total current assets	3,432	4,160
Acquisition costs	155,000
Websites-net	1,750	2,500
Total assets	160,182	6,660
Current liabilities:
Accounts payable	43,112	29,656
Accrued expenses	952	3,903
Notes payable - related party	46,691	6,000
Note payable	32,635
Total current liabilities	123,390	39,559
Stockholders' (equity):
Preferred stock, $0.01 par value;10,000,000 shares authorized, none issued and outstanding
Common stock, $0.0001 par value: 100,000,000 shares authorized; 43,351,999 and 23,777,000 shares issued and outstanding, respectively	4,335	2,377
Additional paid in capital	414,598	220,516
Deficit accumulated during development stage	(382,141)	(255,792)
Total stockholders' (equity)	36,792	(32,899)
Total liabilities and stockholders' (equity)	$ 160,182	$ 6,660